REIT II Merger (Q2) (Details) $ / shares in Units, $ in Thousands, ft² in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 17, 2018 USD ($) ft² $ / shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Acquisition related costs		$ 0	$ 4,383	$ 0	$ 6,023	$ 15,713	$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Number of real estate properties, post merger	321
Business combination, post merger transaction, net rentable area | ft²	36.6
Number of states in which surviving entity operates	33
Business Combination Consideration Transferred Equity Interests Issued Ratio	2.04
Business Acquisition Share Value Per Share of Acquiree | $ / shares	$ 22.54
Business Acquisition, Share Price | $ / shares	$ 11.05
Business acquisition, potential termination fee, payable by acquiree for third party proposal	$ 15,900
Business Combination, Contingent Consideration, Liability	31,700
Business Combination, Contingent Consideration, Asset	$ 75,600
Business Acquisition Percentage of Voting Interests Retained by Acquirer	71.00%
REIT II
Subsequent Event [Line Items]
Acquisition related costs				$ 800
REIT II | Subsequent Event
Subsequent Event [Line Items]
Net consideration	$ 1,900,000
Mortgages and notes payable	$ 800,000
Noncontrolling interest, ownership percentage	29.00%